Label	Element	Value
Brandes Value NextShares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Value NextShares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Brandes Value NextShares (“Value NextShares” or the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Value NextShares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.56%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were capped for the period indicated above. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the Example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. Equity securities include common and preferred stocks, warrants and rights. While the Fund may purchase equity securities issued by companies of any size, it typically focuses its investments on large-capitalization equity securities. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer. From time to time, the Fund may invest more than 25% of its assets in any market sector. As of September 30, 2018, the Fund invested 27.45% in the Financial Sector.

The Advisor uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

About NextShares

NextShares funds are a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (the “SEC”) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As a new type of fund, NextShares funds have a limited operating history and there can be no guarantee that an active trading market for NextShares fund shares will develop, or that their listing will continue unchanged.

Individual shares (“NextShares”) of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from a NextShares fund. As a new type of fund, NextShares funds initially may be offered by a limited number of Brokers. Trading prices of NextShares are directly linked to the fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of NextShares will not know the value of their purchases and sales until the NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Buying and Selling Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Compare to Mutual Funds

Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next-determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of shares of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than shares of mutual funds. Like shares of mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

The NextShares structure offers certain potential advantages over the mutual fund structure that may translate into improved performance and higher tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions. Because NextShares funds do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs

Similar to shares of exchange-traded funds (“ETFs”), NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) by or through “Authorized Participants” (i.e., broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor) and trade throughout the day on an exchange. Unlike trading prices of ETF shares, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Different from ETFs, NextShares funds do not offer opportunities to execute share transactions intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. The NAV-based trading employed for NextShares funds provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them. For more information, See ADDITIONAL INFORMATION ABOUT NEXTSHARES.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Just like a traditional mutual fund, the value of the Fund’s investments will fluctuate with market conditions. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks in alphabetical order of the Fund are as follows:

●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●
Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day. Buyers and sellers of shares will not know the values of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to execute share transactions intraday at currently (versus end-of-day) determined prices. Trade prices for Fund shares are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Listing Exchange) during periods of market volatility. Although limit orders can be used to control differences in trade prices compared to NAV, they cannot be used to control or limit absolute trade execution prices.

●
Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, cannot be predicted

●
Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

●
Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired the shares.

●	Mid and Small-Cap Company Risk. Securities of mid-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

●	Stock Risk. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

●	Value Securities Risk. The Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

●	Value Style Risk. The value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on February 15, 2018; therefore, it does not have performance information to include in a bar chart or performance table. Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund’s shares and a performance table that shows the average annual total returns for the Fund and also compares the Fund’s returns with those of a broad-based securities market index. Until that time, please visit www.brandesfunds.com or call 1-800-395-3807 for the Fund’s updated performance. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on February 15, 2018; therefore, it does not have performance information to include in a bar chart or performance table.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-395-3807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Brandes Value NextShares | Brandes Value NextShares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.78%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.08%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,855

[1]	"Other Expenses" include organization and offering costs which will not continue past February 14, 2019.
[2]	"Other Expenses" includes acquired fund fees and expenses and therefore, Total Annual Fund Operating Expenses do not correlate to the financial highlights.
[3]	Brandes Investment Partners, L.P., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive management fees and reimburse operating expenses of the Fund through January 31, 2020, to the extent necessary to ensure that the annual operating expenses of the Fund do not exceed 0.40% of the Fund's average daily net assets, payable on a monthly basis (the "Expense Cap"). The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time within three years from the time of the waiver or reimbursement, subject to Board approval. Additionally, the Advisor may only be repaid for waivers or reimbursements with respect to any period if the Fund's operating expenses for such period (taking into account any repayments) do not exceed any lesser Expense Cap that may have been in place at the time of waiver or reimbursement. For this purpose, operating expenses do not include acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.